OPERATING EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Expense [Abstract]
Raw materials and consumables	$ 336,083	$ 236,496
Salaries and employee benefits	184,473	126,910
Contractors	214,531	140,774
Repairs and maintenance	78,376	46,593
Site administration	71,603	81,966
Royalties	39,879	15,644
Operating expense, gross	924,945	648,383
Change in inventories	(90,356)	(51,462)
Total operating expense	834,589	596,921
Salaries and employee benefits	$ 268,700	$ 146,300